Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.
(a)
............... 1,535 $ 305,450
Curtiss-Wright Corp. ................. 2,166 423,734
Textron, Inc. ...................... 170 13,284
742,468
Air Freight & Logistics — 0.0%
Hub Group, Inc., Class A
(a)
............. 708 55,606
Automobile Components — 1.3%
Adient plc
(a)
....................... 1,818 66,721
Cooper-Standard Holdings, Inc.
(a)
........ 9,124 122,444
Dana, Inc. ........................ 3,275 48,044
Lear Corp.
(b)
...................... 9,417 1,263,761
Modine Manufacturing Co.
(a)
........... 3,185 145,714
Visteon Corp.
(a)
.................... 408 56,333
1,703,017
Automobiles — 0.0%
Winnebago Industries, Inc.
(b)
........... 551 32,757
Banks — 4.7%
Amalgamated Financial Corp. .......... 12,870 221,621
Axos Financial, Inc.
(a)
................ 1,421 53,799
Bank of Marin Bancorp ............... 274 5,009
Bank OZK ....................... 493 18,276
BankFinancial Corp. ................. 3,218 27,739
Bar Harbor Bankshares .............. 2,403 56,783
Capital City Bank Group, Inc. ........... 1,274 38,003
ConnectOne Bancorp, Inc. ............ 4,537 80,895
Cullen/Frost Bankers, Inc. ............. 640 58,374
CVB Financial Corp.
(b)
................ 2,134 35,360
East West Bancorp, Inc. .............. 6,142 323,745
Enterprise Bancorp, Inc.
(b)
............. 1,803 49,366
Enterprise Financial Services Corp. ...... 4,360 163,500
FB Financial Corp. .................. 4,121 116,872
Financial Institutions, Inc. ............. 274 4,611
First Bank ........................ 9,146 98,594
First Busey Corp. ................... 1,301 25,005
First Business Financial Services, Inc. ..... 899 26,979
First Foundation, Inc. ................ 2,086 12,683
First Horizon Corp. .................. 11,197 123,391
First Internet Bancorp ................ 3,783 61,322
First Interstate BancSystem, Inc., Class A
(b)
. 30,613 763,488
First Merchants Corp. ................ 275 7,651
First Northwest Bancorp .............. 662 8,123
FNB Corp. ....................... 4,568 49,289
FNCB Bancorp, Inc. ................. 2,151 12,798
Hancock Whitney Corp.
(b)
............. 15,170 561,138
Heartland Financial USA, Inc. .......... 19,208 565,291
Heritage Commerce Corp. ............. 35,538 301,007
Heritage Financial Corp. .............. 112 1,827
HomeTrust Bancshares, Inc. ........... 2,907 62,995
Horizon Bancorp, Inc.
(b)
............... 16,628 177,587
Independent Bank Corp. .............. 35,750 655,655
Independent Bank Group, Inc. .......... 909 35,951
Lakeland Bancorp, Inc. ............... 4,415 55,717
Mercantile Bank Corp. ............... 2,127 65,746
Midland States Bancorp, Inc.
(b)
.......... 11,253 231,137
MidWestOne Financial Group, Inc. ....... 162 3,294
Northrim BanCorp, Inc. ............... 1,220 48,336
OceanFirst Financial Corp. ............ 31,231 451,913
Republic First Bancorp, Inc.
(a)
........... 35,886 6,818
Sandy Spring Bancorp, Inc. ............ 753 16,137
Seacoast Banking Corp. of Florida ....... 1,361 29,888
Shore Bancshares, Inc. ............... 2,789 29,340
Security
Shares
Shares Value
Banks (continued)
Southern First Bancshares, Inc.
(a)
........ 1,370 $ 36,908
Summit Financial Group, Inc. ........... 2,834 63,878
Univest Financial Corp. ............... 3,668 63,750
Washington Trust Bancorp, Inc. ......... 3,261 85,862
Western New England Bancorp, Inc. ...... 8,674 56,294
Zions Bancorp NA
(b)
................. 8,146 284,214
6,333,959
Beverages — 0.6%
Primo Water Corp. .................. 58,601 808,694
Biotechnology — 5.4%
(a)
Alector, Inc. ...................... 23,938 155,118
Aligos Therapeutics, Inc. .............. 1,131 845
ALX Oncology Holdings, Inc. ........... 2,234 10,723
Applied Molecular Transport, Inc. ........ 10,991 1,726
Arcus Biosciences, Inc. ............... 4,693 84,239
Atreca, Inc., Class A
(b)
................ 20,793 5,427
Blueprint Medicines Corp. ............. 8,013 402,413
C4 Therapeutics, Inc. ................ 17,099 31,804
CareDx, Inc. ...................... 8,924 62,468
Coherus Biosciences, Inc.
(b)
............ 40,093 149,948
CRISPR Therapeutics AG
(b)
............ 5,934 269,344
Denali Therapeutics, Inc. .............. 3,481 71,813
Emergent BioSolutions, Inc. ............ 33,894 115,240
Exact Sciences Corp. ................ 1,292 88,140
Exelixis, Inc. ...................... 71,658 1,565,727
Fate Therapeutics, Inc. ............... 43,980 93,238
Halozyme Therapeutics, Inc. ........... 10,998 420,124
Impel Pharmaceuticals, Inc.
(b)
........... 2,621 1,127
iTeos Therapeutics, Inc. .............. 5,165 56,557
Karyopharm Therapeutics, Inc. .......... 17,656 23,659
Kodiak Sciences, Inc. ................ 26,946 48,503
Kronos Bio, Inc.
(b)
................... 44,713 58,127
Neurocrine Biosciences, Inc. ........... 10,499 1,181,138
NextCure, Inc. ..................... 6,717 8,665
Nkarta, Inc. ....................... 4,572 6,355
Oncorus, Inc. ..................... 1,319 37
PMV Pharmaceuticals, Inc. ............ 22,669 139,188
PTC Therapeutics, Inc. ............... 1,551 34,758
Quince Therapeutics, Inc. ............. 3,368 3,772
RayzeBio, Inc. ..................... 67 1,487
REGENXBIO, Inc. .................. 24,591 404,768
Relay Therapeutics, Inc. .............. 3,483 29,292
Sangamo Therapeutics, Inc. ........... 36,151 21,683
SQZ Biotechnologies Co. ............. 601 48
Twist Bioscience Corp. ............... 11,195 226,811
Ultragenyx Pharmaceutical, Inc. ......... 9,055 322,811
uniQure NV ....................... 12,945 86,861
United Therapeutics Corp. ............. 3,169 715,782
Veracyte, Inc. ..................... 3,716 82,978
Vir Biotechnology, Inc. ............... 32,185 301,573
7,284,317
Broadline Retail — 1.5%
Dillard's, Inc., Class A
(b)
............... 2,320 767,479
Kohl's Corp.
(b)
..................... 3,977 83,358
Macy's, Inc.
(b)
..................... 54,323 630,690
Nordstrom, Inc. .................... 35,701 533,373
2,014,900
Building Products — 2.9%
A O Smith Corp. ................... 17,888 1,182,933
Advanced Drainage Systems, Inc. ....... 2,995 340,921
Builders FirstSource, Inc.
(a)
............ 6,766 842,299
Caesarstone Ltd.
(a)
.................. 10,722 45,890
JELD-WEN Holding, Inc.
(a) (b)
............ 9,307 124,342

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)
.................... 2,330 $ 143,598
UFP Industries, Inc. ................. 11,257 1,152,717
3,832,700
Capital Markets — 1.9%
CBOE Global Markets, Inc. ............ 227 35,460
Houlihan Lokey, Inc., Class A ........... 11,029 1,181,426
Invesco Ltd. ...................... 39,888 579,174
MarketAxess Holdings, Inc. ............ 52 11,109
Raymond James Financial, Inc. ......... 199 19,985
Robinhood Markets, Inc., Class A
(a)
....... 7,710 75,635
Victory Capital Holdings, Inc., Class A ..... 4,987 166,267
XP, Inc., Class A ................... 22,997 530,081
2,599,137
Chemicals — 0.9%
Cabot Corp.
(b)
..................... 1,811 125,448
CF Industries Holdings, Inc. ............ 270 23,150
Huntsman Corp. ................... 31,594 770,894
Livent Corp.
(a)
..................... 7,957 146,488
Quaker Chemical Corp. .............. 950 152,000
Rayonier Advanced Materials, Inc.
(a)
...... 10,985 38,887
1,256,867
Commercial Services & Supplies — 0.1%
BrightView Holdings, Inc.
(a)
............ 17,454 135,269
Healthcare Services Group, Inc. ......... 2,212 23,071
158,340
Communications Equipment — 0.5%
Calix, Inc.
(a)
....................... 721 33,051
Ciena Corp.
(a)
..................... 7,886 372,692
Juniper Networks, Inc. ............... 2,026 56,303
Viasat, Inc.
(a)
...................... 10,557 194,882
656,928
Construction & Engineering — 2.7%
AECOM ......................... 19,810 1,645,022
Comfort Systems USA, Inc. ............ 704 119,968
EMCOR Group, Inc. ................. 3,607 758,877
Matrix Service Co.
(a)
................. 17,410 205,438
Valmont Industries, Inc. ............... 3,913 939,942
3,669,247
Construction Materials — 0.2%
Summit Materials, Inc., Class A
(a)
........ 9,503 295,923
Consumer Finance — 2.0%
Credit Acceptance Corp.
(a) (b)
............ 583 268,250
Enova International, Inc.
(a)
............. 15,991 813,462
EZCORP, Inc., Class A
(a)
.............. 15,923 131,365
LendingClub Corp.
(a)
................. 13,706 83,607
LendingTree, Inc.
(a)
.................. 14,786 229,183
OneMain Holdings, Inc. ............... 15,420 618,188
Oportun Financial Corp.
(a)
............. 18,838 136,010
PROG Holdings, Inc.
(a)
............... 4,467 148,349
Regional Management Corp. ........... 8,028 222,215
2,650,629
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc. ........... 6,353 1,724,966
Grocery Outlet Holding Corp.
(a)
.......... 13,294 383,532
SpartanNash Co. ................... 929 20,438
2,128,936
Containers & Packaging — 0.3%
AptarGroup, Inc. ................... 299 37,387
Ardagh Metal Packaging SA ........... 55,505 173,731
O-I Glass, Inc.
(a)
.................... 7,391 123,651
Security
Shares
Shares Value
Containers & Packaging (continued)
Packaging Corp. of America ........... 561 $ 86,141
WestRock Co. ..................... 411 14,714
435,624
Diversified Consumer Services — 0.5%
American Public Education, Inc.
(a)
........ 1,213 6,041
Chegg, Inc.
(a)
...................... 5,181 46,214
Laureate Education, Inc. .............. 25,087 353,727
Service Corp. International ............ 4,743 271,015
676,997
Diversified REITs — 0.1%
American Assets Trust, Inc. ............ 5,973 116,175
Diversified Telecommunication Services — 0.8%
(a)
EchoStar Corp., Class A
(b)
............. 55,592 931,166
Lumen Technologies, Inc.
(b)
............ 9,853 13,991
Ooma, Inc. ....................... 11,128 144,776
1,089,933
Electric Utilities — 0.7%
Portland General Electric Co.
(b)
.......... 23,872 966,339
Electrical Equipment — 2.0%
Atkore, Inc.
(a) (b)
..................... 10,674 1,592,454
Encore Wire Corp. .................. 2,629 479,687
FREYR Battery SA
(a)
................ 2,352 11,501
Hubbell, Inc. ...................... 1,456 456,325
Sunrun, Inc.
(a)
..................... 14,190 178,227
Vicor Corp.
(a)
...................... 191 11,248
2,729,442
Electronic Equipment, Instruments & Components — 2.3%
Avnet, Inc. ....................... 1,578 76,044
Flex Ltd.
(a)
........................ 29,524 796,558
Insight Enterprises, Inc.
(a)
............. 3,925 571,087
Itron, Inc.
(a)
....................... 769 46,586
Kimball Electronics, Inc.
(a)
............. 1,033 28,284
Sanmina Corp.
(a)
................... 1,525 82,777
TD SYNNEX Corp. .................. 15,447 1,542,537
3,143,873
Energy Equipment & Services — 0.8%
Borr Drilling Ltd.
(a)
.................. 4,568 32,433
Helmerich & Payne, Inc. .............. 8,246 347,652
Liberty Energy, Inc., Class A ........... 6,712 124,306
Patterson-UTI Energy, Inc. ............ 13,231 183,117
ProPetro Holding Corp.
(a)
.............. 25,592 272,043
Schlumberger NV .................. 1,004 58,533
Transocean Ltd.
(a) (b)
................. 9,849 80,860
1,098,944
Entertainment — 0.3%
(a)
Gaia, Inc., Class A .................. 1,508 4,102
Lions Gate Entertainment Corp., Class A
(b)
.. 11,991 101,684
Lions Gate Entertainment Corp., Class B ... 12,150 95,620
Playtika Holding Corp. ............... 16,025 154,321
Roku, Inc., Class A .................. 1,415 99,885
455,612
Financial Services — 1.6%
Affirm Holdings, Inc., Class A
(a)
.......... 2,276 48,411
Euronet Worldwide, Inc.
(a)
............. 3,564 282,911
Federal Agricultural Mortgage Corp., Class C 1 154
Jack Henry & Associates, Inc. .......... 4,595 694,488
Pagseguro Digital Ltd., Class A
(a)
........ 28,995 249,647
Repay Holdings Corp., Class A
(a)
........ 10,551 80,082
StoneCo Ltd., Class A
(a)
.............. 47,042 501,938
Toast, Inc., Class A
(a)
................ 11,085 207,622

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. ................. 2,094 $ 139,146
2,204,399
Food Products — 0.0%
(a)
Sovos Brands, Inc. .................. 1,002 22,595
Vital Farms, Inc. ................... 2,804 32,470
55,065
Gas Utilities — 1.1%
New Jersey Resources Corp. ........... 23,254 944,810
ONE Gas, Inc.
(b)
.................... 8,050 549,654
1,494,464
Ground Transportation — 0.5%
Covenant Logistics Group, Inc., Class A .... 1,942 85,157
Ryder System, Inc. .................. 1,156 123,634
Saia, Inc.
(a)
....................... 1,054 420,177
Schneider National, Inc., Class B ........ 3,444 95,364
724,332
Health Care Equipment & Supplies — 2.3%
(a)
Accuray, Inc. ...................... 14,060 38,243
Enovis Corp. ...................... 10,963 578,079
Globus Medical, Inc., Class A ........... 4,336 215,282
Inari Medical, Inc. .................. 1,952 127,661
Inogen, Inc. ...................... 3,612 18,855
Inspire Medical Systems, Inc. ........... 1,073 212,926
Merit Medical Systems, Inc. ............ 19,244 1,328,221
Nevro Corp. ...................... 809 15,549
Novocure Ltd. ..................... 11,774 190,150
Omnicell, Inc. ..................... 531 23,916
Penumbra, Inc. .................... 106 25,643
STAAR Surgical Co. ................. 3,852 154,773
Tactile Systems Technology, Inc. ........ 3,054 42,909
Varex Imaging Corp. ................. 3,398 63,848
3,036,055
Health Care Providers & Services — 2.2%
Accolade, Inc.
(a)
.................... 7,153 75,679
Alignment Healthcare, Inc.
(a)
........... 2,797 19,411
AMN Healthcare Services, Inc.
(a)
......... 1,041 88,672
CareMax, Inc., Class A
(a)
.............. 4,418 9,366
Cross Country Healthcare, Inc.
(a)
........ 1,527 37,854
Ensign Group, Inc. (The)
(b)
............. 16,935 1,573,770
HealthEquity, Inc.
(a)
.................. 264 19,285
Henry Schein, Inc.
(a)
................. 3,155 234,259
PetIQ, Inc., Class A
(a)
................ 8,034 158,270
Privia Health Group, Inc.
(a)
............. 3,728 85,744
Progyny, Inc.
(a)
..................... 11,542 392,659
R1 RCM, Inc.
(a)
.................... 19,455 293,187
2,988,156
Health Care Technology — 0.7%
(a)
American Well Corp., Class A .......... 57,295 67,035
GoodRx Holdings, Inc., Class A ......... 2,955 16,637
Health Catalyst, Inc. ................. 13,770 139,352
NextGen Healthcare, Inc. ............. 1,382 32,795
Teladoc Health, Inc. ................. 35,198 654,331
Veradigm, Inc. ..................... 4,530 59,524
969,674
Hotel & Resort REITs — 0.8%
Braemar Hotels & Resorts, Inc.
(b)
........ 23,602 65,378
Park Hotels & Resorts, Inc.
(b)
........... 68,544 844,462
RLJ Lodging Trust .................. 9,095 89,040
998,880
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 3.7%
Bally's Corp.
(a)
..................... 10,275 $ 134,705
Boyd Gaming Corp.
(b)
................ 24,906 1,515,032
Choice Hotels International, Inc.
(b)
........ 1,510 184,990
Penn Entertainment, Inc.
(a)
............. 12,652 290,363
PlayAGS, Inc.
(a)
.................... 3,494 22,781
Texas Roadhouse, Inc. ............... 11,584 1,113,223
Wendy's Co. (The) .................. 37,254 760,354
Wingstop, Inc. ..................... 5,014 901,718
4,923,166
Household Durables — 2.1%
Century Communities, Inc. ............ 935 62,439
GoPro, Inc., Class A
(a)
................ 27,598 86,658
Helen of Troy Ltd.
(a)
................. 260 30,306
Installed Building Products, Inc. ......... 987 123,266
iRobot Corp.
(a)
..................... 691 26,189
Leggett & Platt, Inc. ................. 36,616 930,412
PulteGroup, Inc. ................... 502 37,173
Taylor Morrison Home Corp.
(a)
.......... 13,023 554,910
Toll Brothers, Inc. ................... 1,186 87,717
TopBuild Corp.
(a)
................... 2,194 552,010
TRI Pointe Homes, Inc.
(a)
.............. 2,437 66,652
Universal Electronics, Inc.
(a)
............ 2,856 25,847
Vizio Holding Corp., Class A
(a) (b)
......... 42,471 229,768
2,813,347
Household Products — 0.3%
Central Garden & Pet Co., Class A
(a)
...... 8,138 326,252
Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp. ........... 22,409 536,471
Clearway Energy, Inc., Class A .......... 5,662 112,787
649,258
Insurance — 4.0%
Assured Guaranty Ltd. ............... 1,984 120,072
Brighthouse Financial, Inc.
(a)
........... 7,853 384,326
Crawford & Co., Class A .............. 1,185 11,068
Everest Group Ltd. .................. 2,194 815,444
Hippo Holdings, Inc.
(a) (b)
............... 3,957 31,537
Investors Title Co. .................. 60 8,885
Kinsale Capital Group, Inc. ............ 2,958 1,224,996
Oscar Health, Inc., Class A
(a)
........... 12,512 69,692
Reinsurance Group of America, Inc. ...... 7,745 1,124,497
Selective Insurance Group, Inc.
(b)
........ 4,529 467,257
Unum Group ...................... 22,363 1,100,036
5,357,810
Interactive Media & Services — 1.6%
Bumble, Inc., Class A
(a)
............... 21,440 319,885
Eventbrite, Inc., Class A
(a) (b)
............ 3,315 32,686
IAC, Inc.
(a)
........................ 2,912 146,736
Outbrain, Inc.
(a)
.................... 9,264 45,116
Shutterstock, Inc.
(b)
.................. 4,873 185,417
Yelp, Inc.
(a) (b)
...................... 29,380 1,221,914
ZipRecruiter, Inc., Class A
(a)
............ 20,305 243,457
2,195,211
IT Services — 0.3%
(a)
Fastly, Inc., Class A ................. 3,631 69,606
Kyndryl Holdings, Inc. ................ 10,914 164,802
Unisys Corp. ...................... 5,276 18,202
Wix.com Ltd. ...................... 1,304 119,707
372,317

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products — 0.7%
Brunswick Corp.
(b)
.................. 6,688 $ 528,352
Topgolf Callaway Brands Corp.
(a)
........ 32,606 451,267
979,619
Life Sciences Tools & Services — 0.7%
Bruker Corp. ...................... 7,122 443,701
Codexis, Inc.
(a)
..................... 34,863 65,891
Medpace Holdings, Inc.
(a)
............. 833 201,694
NanoString Technologies, Inc.
(a)
......... 4,748 8,167
Pacific Biosciences of California, Inc.
(a)
.... 10,831 90,439
Personalis, Inc.
(a)
................... 88,039 106,527
Seer, Inc., Class A
(a)
................. 34,422 76,073
Singular Genomics Systems, Inc.
(a)
....... 4,854 1,849
994,341
Machinery — 3.7%
Astec Industries, Inc. ................ 254 11,966
Graco, Inc. ....................... 22,819 1,663,049
Mueller Industries, Inc.
(b)
.............. 12,488 938,598
Oshkosh Corp.
(b)
................... 10,536 1,005,450
Snap-on, Inc.
(b)
.................... 5,067 1,292,389
4,911,452
Marine Transportation — 0.1%
Matson, Inc. ...................... 1,583 140,444
Media — 0.6%
Cable One, Inc. .................... 37 22,779
Cardlytics, Inc.
(a)
................... 4,861 80,206
comScore, Inc.
(a)
................... 6,511 3,997
DISH Network Corp., Class A
(a)
......... 40,027 234,558
Entravision Communications Corp., Class A . 1,638 5,979
EW Scripps Co. (The), Class A
(a)
........ 15,005 82,227
Gray Television, Inc. ................. 9,051 62,633
iHeartMedia, Inc., Class A
(a)
............ 9,197 29,063
Interpublic Group of Cos., Inc. (The)
(b)
..... 772 22,125
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 1,886 47,999
PubMatic, Inc., Class A
(a) (b)
............. 6,591 79,751
TEGNA, Inc. ...................... 5,277 76,886
748,203
Metals & Mining — 2.8%
Alcoa Corp.
(b)
..................... 23,348 678,493
Olympic Steel, Inc. .................. 1,661 93,365
Reliance Steel & Aluminum Co. ......... 1,196 313,627
Royal Gold, Inc.
(b)
................... 10,064 1,070,105
Ryerson Holding Corp. ............... 1,285 37,381
Schnitzer Steel Industries, Inc., Class A .... 557 15,512
Steel Dynamics, Inc. ................. 3,396 364,119
United States Steel Corp. ............. 35,414 1,150,247
3,722,849
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 11,825 257,194
Great Ajax Corp. ................... 14,590 93,959
351,153
Office REITs — 0.1%
Brandywine Realty Trust .............. 7,506 34,077
Highwoods Properties, Inc. ............ 971 20,012
Paramount Group, Inc.
(b)
.............. 18,728 86,524
140,613
Oil, Gas & Consumable Fuels — 4.6%
Ardmore Shipping Corp. .............. 11,703 152,256
Callon Petroleum Co.
(a)
............... 878 34,347
Chesapeake Energy Corp.
(b)
........... 2,598 224,026
Chevron Corp. ..................... 4,341 731,979
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.
(b)
................ 2,337 $ 378,758
CVR Energy, Inc.
(b)
.................. 22,648 770,712
EOG Resources, Inc. ................ 5,048 639,885
Magnolia Oil & Gas Corp., Class A
(b)
...... 66,266 1,518,154
Ovintiv, Inc. ....................... 2,061 98,042
SM Energy Co. .................... 8,376 332,108
Southwestern Energy Co.
(a)
............ 23,032 148,556
Targa Resources Corp. ............... 1,113 95,406
Texas Pacific Land Corp.
(b)
............ 399 727,600
World Kinect Corp.
(b)
................. 14,120 316,712
6,168,541
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 1,407 77,765
Passenger Airlines — 0.9%
Alaska Air Group, Inc.
(a)
............... 6,520 241,761
Copa Holdings SA, Class A ............ 765 68,177
JetBlue Airways Corp.
(a) (b)
............. 198,621 913,657
1,223,595
Personal Care Products — 0.0%
(a)
Nature's Sunshine Products, Inc. ........ 1,667 27,622
Oddity Tech Ltd., Class A
(b)
............ 747 21,178
48,800
Pharmaceuticals — 1.2%
Atea Pharmaceuticals, Inc.
(a)
........... 5,284 15,852
Corcept Therapeutics, Inc.
(a)
........... 1,076 29,316
Harmony Biosciences Holdings, Inc.
(a)
..... 4,554 149,235
Jazz Pharmaceuticals plc
(a)
............ 7,493 969,894
NGM Biopharmaceuticals, Inc.
(a)
......... 13,765 14,728
Perrigo Co. plc .................... 11,967 382,346
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(a) (b) (c)
................... 1,650 2,269
Supernus Pharmaceuticals, Inc.
(a)
........ 1,579 43,533
Tricida, Inc.
(a) (b) (d)
................... 14,390 —
1,607,173
Professional Services — 4.1%
ExlService Holdings, Inc.
(a)
............ 30,248 848,154
Genpact Ltd.
(b)
..................... 21,646 783,585
Insperity, Inc. ...................... 16,539 1,614,206
KBR, Inc.
(b)
....................... 28,306 1,668,356
Kelly Services, Inc., Class A ............ 5,396 98,153
Mistras Group, Inc.
(a) (b)
............... 8,655 47,170
TaskUS, Inc., Class A
(a)
............... 19,913 206,697
TriNet Group, Inc.
(a)
................. 1,568 182,641
5,448,962
Real Estate Management & Development — 1.1%
Anywhere Real Estate, Inc.
(a)
........... 37,845 243,343
Compass, Inc., Class A
(a)
.............. 7,105 20,604
eXp World Holdings, Inc.
(b)
............. 14,946 242,723
Opendoor Technologies, Inc.
(a)
.......... 10,787 28,478
Zillow Group, Inc., Class A
(a)
........... 1,460 65,393
Zillow Group, Inc., Class C
(a)
........... 18,366 847,775
1,448,316
Residential REITs — 2.1%
Camden Property Trust ............... 14,983 1,417,092
Equity LifeStyle Properties, Inc.
(b)
........ 10,869 692,464
Independence Realty Trust, Inc. ......... 50,086 704,710
2,814,266
Retail REITs — 1.7%
Agree Realty Corp. ................. 7,092 391,762
Brixmor Property Group, Inc. ........... 70,345 1,461,769

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Kimco Realty Corp. ................. 13,553 $ 238,398
Regency Centers Corp. .............. 4,021 239,008
2,330,937
Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc. ............... 2,406 54,376
Axcelis Technologies, Inc.
(a)
............ 3,081 502,357
Cirrus Logic, Inc.
(a)
.................. 4,047 299,316
FormFactor, Inc.
(a)
.................. 1,815 63,416
Lattice Semiconductor Corp.
(a) (b)
......... 18,156 1,560,145
MaxLinear, Inc.
(a)
................... 26,084 580,369
Photronics, Inc.
(a)
................... 2,185 44,159
Power Integrations, Inc.
(b)
............. 15,293 1,167,009
4,271,147
Software — 7.1%
(a)
8x8, Inc. ......................... 52,309 131,819
Appfolio, Inc., Class A ................ 200 36,526
AppLovin Corp., Class A .............. 11,494 459,300
Box, Inc., Class A ................... 9,034 218,713
Domo, Inc., Class B ................. 14,938 146,542
Dropbox, Inc., Class A ............... 23,724 646,005
Everbridge, Inc. .................... 3,653 81,900
Expensify, Inc., Class A ............... 10,303 33,485
Fair Isaac Corp. .................... 1,017 883,295
Klaviyo, Inc., Class A ................ 1,190 41,055
LivePerson, Inc. .................... 11,302 43,965
Manhattan Associates, Inc. ............ 9,229 1,824,204
Q2 Holdings, Inc. ................... 29,753 960,129
Qualys, Inc. ...................... 8,386 1,279,284
Rapid7, Inc. ...................... 6,602 302,240
RingCentral, Inc., Class A ............. 12,527 371,175
SEMrush Holdings, Inc., Class A ......... 12,925 109,862
Smartsheet, Inc., Class A ............. 2,919 118,103
Teradata Corp. .................... 25,758 1,159,625
UiPath, Inc., Class A ................. 18,941 324,080
Upland Software, Inc.
(b)
............... 38,491 177,828
Varonis Systems, Inc. ................ 1,705 52,071
Workiva, Inc., Class A ................ 295 29,895
Zuora, Inc., Class A ................. 16,628 137,015
9,568,116
Specialized REITs — 0.0%
Outfront Media, Inc. ................. 2,219 22,412
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A
(a)
....... 5,056 35,392
Aaron's Co., Inc. (The) ............... 6,502 68,076
Academy Sports & Outdoors, Inc.
(b)
....... 5,108 241,455
Asbury Automotive Group, Inc.
(a) (b)
........ 2,803 644,886
Citi Trends, Inc.
(a)
................... 647 14,376
Conn's, Inc.
(a)
..................... 19,498 77,017
Dick's Sporting Goods, Inc. ............ 136 14,767
Five Below, Inc.
(a)
................... 4,398 707,638
Security
Shares
Shares Value
Specialty Retail (continued)
Gap, Inc. (The)
(b)
................... 57,303 $ 609,131
Group 1 Automotive, Inc. .............. 119 31,976
LL Flooring Holdings, Inc.
(a)
............ 1,280 4,058
Murphy USA, Inc. .................. 4,075 1,392,550
Petco Health & Wellness Co., Inc.
(a) (b)
..... 50,018 204,574
Revolve Group, Inc., Class A
(a)
.......... 5,931 80,721
Urban Outfitters, Inc.
(a)
............... 8,937 292,151
4,418,768
Technology Hardware, Storage & Peripherals — 0.5%
(a)
Pure Storage, Inc., Class A
(b)
........... 3,976 141,625
Super Micro Computer, Inc. ............ 2,119 581,072
722,697
Textiles, Apparel & Luxury Goods — 0.6%
(a)
Crocs, Inc. ....................... 5,954 525,321
Skechers USA, Inc., Class A ........... 6,904 337,951
863,272
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc. ...... 2,030 313,858
BlueLinx Holdings, Inc.
(a)
.............. 250 20,523
Boise Cascade Co. ................. 5,815 599,178
GATX Corp. ...................... 13,490 1,468,117
H&E Equipment Services, Inc. .......... 716 30,924
Herc Holdings, Inc. .................. 698 83,020
Rush Enterprises, Inc., Class A ......... 26,698 1,090,079
SiteOne Landscape Supply, Inc.
(a)
........ 270 44,131
Watsco, Inc.
(b)
..................... 171 64,590
3,714,420
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.
(a)
.......... 7,803 335,295
Total Long-Term Investments — 99 .0%
(Cost: $ 138,126,765 ) ............................. 133,118,906
Short-Term Securities
Money Market Funds — 17.6%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 1,799,403 1,799,403
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(g)
....................... 21,874,542 21,881,104
Total Short-Term Securities — 17 .6%
(Cost: $ 23,680,298 ) .............................. 23,680,507
Total Investments — 116 .6%
(Cost: $ 161,807,063 ) ............................. 156,799,413
Liabilities in Excess of Other Assets — (16.6) % ........... (22,373,053)
Net Assets — 100.0% ..............................
$ 134,426,360
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,269, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,262,746 $ 536,657
(a)
$ — $ — $ — $ 1,799,403 1,799,403 $ 45,266 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 16,286,903 5,587,307
(a)
— 10,016 (3,122) 21,881,104 21,874,542 43,569
(b)
—
$ 10,016 $ (3,122) $ 23,680,507 $ 88,835 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 17 12/15/23 $ 1,529 $ (34,184)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 742,468 $ — $ — $ 742,468
Air Freight & Logistics .................................... 55,606 — — 55,606
Automobile Components .................................. 1,703,017 — — 1,703,017
Automobiles .......................................... 32,757 — — 32,757
Banks ............................................... 6,333,959 — — 6,333,959
Beverages ........................................... 808,694 — — 808,694
Biotechnology ......................................... 7,284,317 — — 7,284,317
Broadline Retail ........................................ 2,014,900 — — 2,014,900
Building Products ....................................... 3,832,700 — — 3,832,700
Capital Markets ........................................ 2,599,137 — — 2,599,137
Chemicals ............................................ 1,256,867 — — 1,256,867
Commercial Services & Supplies ............................. 158,340 — — 158,340
Communications Equipment ................................ 656,928 — — 656,928
Construction & Engineering ................................ 3,669,247 — — 3,669,247
Construction Materials .................................... 295,923 — — 295,923
Consumer Finance ...................................... 2,650,629 — — 2,650,629
Consumer Staples Distribution & Retail ........................ 2,128,936 — — 2,128,936
Containers & Packaging .................................. 435,624 — — 435,624
Diversified Consumer Services .............................. 676,997 — — 676,997
Diversified REITs ....................................... 116,175 — — 116,175

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage SMID Cap V.I. Fund

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ 1,089,933 $ — $ — $ 1,089,933
Electric Utilities ........................................ 966,339 — — 966,339
Electrical Equipment ..................................... 2,729,442 — — 2,729,442
Electronic Equipment, Instruments & Components ................. 3,143,873 — — 3,143,873
Energy Equipment & Services .............................. 1,098,944 — — 1,098,944
Entertainment ......................................... 455,612 — — 455,612
Financial Services ...................................... 2,204,399 — — 2,204,399
Food Products ......................................... 55,065 — — 55,065
Gas Utilities ........................................... 1,494,464 — — 1,494,464
Ground Transportation ................................... 724,332 — — 724,332
Health Care Equipment & Supplies ........................... 3,036,055 — — 3,036,055
Health Care Providers & Services ............................ 2,988,156 — — 2,988,156
Health Care Technology .................................. 969,674 — — 969,674
Hotel & Resort REITs .................................... 998,880 — — 998,880
Hotels, Restaurants & Leisure .............................. 4,923,166 — — 4,923,166
Household Durables ..................................... 2,813,347 — — 2,813,347
Household Products ..................................... 326,252 — — 326,252
Independent Power and Renewable Electricity Producers ............ 649,258 — — 649,258
Insurance ............................................ 5,357,810 — — 5,357,810
Interactive Media & Services ............................... 2,195,211 — — 2,195,211
IT Services ........................................... 372,317 — — 372,317
Leisure Products ....................................... 979,619 — — 979,619
Life Sciences Tools & Services .............................. 994,341 — — 994,341
Machinery ............................................ 4,911,452 — — 4,911,452
Marine Transportation .................................... 140,444 — — 140,444
Media ............................................... 748,203 — — 748,203
Metals & Mining ........................................ 3,722,849 — — 3,722,849
Mortgage Real Estate Investment Trusts (REITs) .................. 351,153 — — 351,153
Office REITs .......................................... 140,613 — — 140,613
Oil, Gas & Consumable Fuels ............................... 6,168,541 — — 6,168,541
Paper & Forest Products .................................. 77,765 — — 77,765
Passenger Airlines ...................................... 1,223,595 — — 1,223,595
Personal Care Products .................................. 48,800 — — 48,800
Pharmaceuticals ....................................... 1,604,904 2,269 — 1,607,173
Professional Services .................................... 5,448,962 — — 5,448,962
Real Estate Management & Development ....................... 1,448,316 — — 1,448,316
Residential REITs ....................................... 2,814,266 — — 2,814,266
Retail REITs .......................................... 2,330,937 — — 2,330,937
Semiconductors & Semiconductor Equipment .................... 4,271,147 — — 4,271,147
Software ............................................. 9,568,116 — — 9,568,116
Specialized REITs ...................................... 22,412 — — 22,412
Specialty Retail ........................................ 4,418,768 — — 4,418,768
Technology Hardware, Storage & Peripherals .................... 722,697 — — 722,697
Textiles, Apparel & Luxury Goods ............................ 863,272 — — 863,272
Trading Companies & Distributors ............................ 3,714,420 — — 3,714,420
Wireless Telecommunication Services ......................... 335,295 — — 335,295
Short-Term Securities
Money Market Funds ...................................... 1,799,403 — — 1,799,403
$ 134,916,040 $ 2,269 $ — $ 134,918,309
Investments Valued at NAV
(a)
...................................... 21,881,104
$ 156,799,413
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (34,184) $ — $ — $ (34,184)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)